Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Instruments [Abstract]
Total Long-Term Debt, Net of Debt Issuance Costs	At December 31, 2025 and 2024, total long-term debt, net of debt issuance costs of $12.8 million and $7.9 million, respectively, consists of the following:

(in thousands)	2025	2024

0.000% Senior Unsecured Convertible Notes due 2027	$26,000	$498,402
2.500% Senior Unsecured Convertible Notes due 2031	495,254	494,421
2.000% Senior Unsecured Convertible Notes due 2032	742,394	—
German Private Placement (2017 Schuldschein)	17,032	15,050
German Private Placement (2022 Schuldschein)	373,748	383,675
Total long-term debt	1,654,428	1,391,548
Less: Current portion	—	551,883 (1)
Long-term portion	$1,654,428	$839,665 (1)
(1) The December 31, 2024 balances for the current portion and long-term portion of debt have been revised to correct the classification of certain amounts. See Note 1.
Repayments of long-term debt for the years ended December 31, 2025, 2024 and 2023 were at par and consisted of:

(in thousands)	2025	2024	2023

German Private Placement (2022 Schuldschein)	$60,167	$—	$—
German Private Placement (2017 Schuldschein)	—	101,536	—
0.000% Senior Unsecured Convertible Notes due 2027	474,000	—	—
1.000% Senior Unsecured Convertible Notes due 2024	—	500,000	—
0.500% Senior Unsecured Convertible Notes due 2023	—	—	400,000
Total repayment of long-term debt	$534,167	$601,536	$400,000
The principal amount, carrying amount and fair values of long-term debt instruments as of December 31, 2025 and 2024 are summarized below:

(in thousands)	2025
	Principal amount	Unamortized debt discount and issuance costs	Carrying amount	Fair value
				Amount	Leveling

Convertible Notes due 2027	$26,000	$—	$26,000	$23,844	Level 1
Convertible Notes due 2031	500,000	(4,746)	495,254	520,570	Level 1
Convertible Notes due 2032	750,000	(7,606)	742,394	762,600	Level 1
German Private Placement (2017 Schuldschein)	17,039	(7)	17,032	16,692	Level 2
German Private Placement (2022 Schuldschein)	374,234	(486)	373,748	366,130	Level 2
	$1,667,273	($12,845)	$1,654,428	$1,689,836

(in thousands)	2024
	Principal amount	Unamortized debt discount and issuance costs	Carrying amount	Fair value
				Amount	Leveling

Convertible Notes due 2027	$500,000	($1,598)	$498,402	$475,835	Level 1
Convertible Notes due 2031	500,000	(5,579)	494,421	511,150	Level 1
German Private Placement (2017 Schuldschein)	15,069	(19)	15,050	14,560	Level 2
German Private Placement (2022 Schuldschein)	384,393	(718)	383,675	380,180	Level 2
	$1,399,462	($7,914)	$1,391,548	$1,381,725

Future Maturities of Long-Term Debt	Future maturities of long-term debt stated at the carrying values as of December 31, 2025 are shown in the table below.
As described elsewhere in this Note 16, certain of our long-term debt instruments contain features which could require repayment or conversion earlier than their contractual maturity dates.

Years ending December 31, (in thousands)

2026	$—
2027	150,491
2028	—
2029	164,328
2030	—
Thereafter	1,339,609
$1,654,428

Interest Expense Related to the Cash Convertible Notes	Interest expense for the years ended December 31, 2025, 2024 and 2023 related to the 2032 Notes, 2031 Notes, 2027
Notes and cash convertible notes was comprised of the following:

(in thousands)	2025	2024	2023

Coupon interest	$18,104	$8,604	$4,169
Amortization of original issuance discount	—	16,075	27,341
Amortization of debt issuance costs	2,798	1,690	2,328
Total interest expense related to the convertible notes	$20,902	$26,369	$33,838
Convertible Notes due 2032
On September 4, 2025, we issued 2.0% cash convertible notes in an aggregate principal amount of $750.0 million with a maturity date of September 4, 2032 (2032 Notes). The 2032 Notes carry interest of 2.0% per annum payable semi-
annually in arrears. The net proceeds of the 2032 Notes totaled $742.0 million, after debt issuance costs of $8.0 million.
Debt issuance costs are amortized to interest expense over the term of the 2032 Notes. The effective interest rate of the
2032 Notes is 2.16%.
The 2032 Notes are convertible into common shares based on an initial conversion rate, subject to adjustment, of
3,094.3562 shares per $200,000 principal amount of notes (which represented an initial conversion price of $64.6338 per share, or 11.6 million underlying shares). Following the January 2026 synthetic share repurchase discussed in Note
18 "Equity," the adjusted conversion rate became 3,091.0563 shares per $200,000 principal amount of notes, which represents an adjusted conversion price per share of $64.7028. At conversion, we will settle the 2032 Notes by repaying the principal portion in cash and any excess of the conversion value over the principal amount in common shares.
The 2032 Notes may be redeemed at the option of each noteholder at their principal amount on September 4, 2030 or in connection with a change of control or delisting event.
The 2032 Notes are convertible in whole, but not in part, at the option of the noteholders on a net share settlement basis, at the prevailing conversion price in the following circumstances beginning after October 15, 2025 through March 3,
2032:
•if the daily volume-weighted average trading price of our common shares for at least 20-consecutive trading days during a period of 30-consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 150% of the applicable conversion price on each such trading day; or
•if we undergo certain fundamental changes, including a change of control or delisting event, as defined in the agreement; or
•if a parity event or trading price unavailability event, as the case may be, occurs during the period of 10 days, commencing on and including the first business day following the relevant trading price notification date; or
•if we distribute assets or property to all or substantially all of the holders of our common shares and those assets or other property have a value of more than 25% of the average daily volume-weighted average trading price of our common shares for the prior 20 consecutive trading days; or
•in case of early redemption in respect of the outstanding notes at our option, where the conversion date falls in the period from (and including) the date on which the call notice is published to (and including) the 45th business day prior to the redemption date; or
•if we experience certain customary events of default, including defaults under certain other indebtedness, until such event of default has been cured or waived; or
•if an acquisition of control occurs, where the conversion date falls in the period from (and including) the date on which the acquisition notice is published to the record date established in connection with the acquisition of control, established to be no less than 40 days and no more than 60 days from acquisition notice; or
•if a take-over bid is published, where the conversion date falls in the period from (and including) the date of notice of the take-over bid to the last day of the applicable legal acceptance period.
The noteholders may convert their notes at any time, without condition, during the period beginning on March 4, 2032 and ending on the 45th business day prior to September 4, 2032.
No contingent conversion conditions were triggered for the 2032 Notes as of December 31, 2025.

Summary of German Private Placement Tranches	tranche of the 2017 Schuldschein as of December 31, 2025 and 2024:

			Carrying value (in thousands) as of December 31,
Notional amount	Interest rate	Maturity	2025	2024

€14.5 million	Fixed 1.61%	June 2027	$17,032	$15,050

			Carrying value (in thousands) as of December 31,
Notional amount	Interest rate	Maturity	2025	2024

€51.5 million	Floating 6M EURIBOR + 0.55%	July 2025	$—	$53,481
€62.0 million	Fixed 2.741%	July 2027	72,814	64,323
€29.5 million	Floating 6M EURIBOR + 0.70%	July 2027	34,645	30,605
€37.0 million	Fixed 3.044%	July 2029	43,430	38,371
€103.0 million	Floating 6M EURIBOR + 0.85%	July 2029	120,898	106,818
€9.5 million	Fixed 3.386%	July 2032	11,146	9,849
€7.5 million	Floating 6M EURIBOR + 1.0%	July 2032	8,800	7,776
€70.0 million	Fixed 3.04%	August 2035	82,015	72,452
			$373,748	$383,675